Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 4,241,515	R$ 4,000,026
Current [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	3,221,416	2,895,999
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	286,324	246,195
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	82,533	100,027
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	73,581	77,280
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 577,661	R$ 680,525